CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fixed income securities, available for sale amortized cost		$ 4,131.3	$ 4,823.5
Available-for-sale, net of allowance for expected credit losses		7.7	2.7
Fixed income securities, trading, amortized cost		1,576.7	1,155.5
Short term investments available for sale, amortized cost		52.4	10.1
Short-term investments, trading, amortized cost		6.3	2.0
Catastrophe Bonds, Fair Value Disclosure		5.1	5.3
Privately-held investments, cost, trading at fair value		537.7	309.2
Premium Receivable, Allowance for Credit Loss		$ 25.0	$ 30.2
Ordinary shares, issued		60,395,839	60,395,839
Ordinary shares, par value		$ 0.01	$ 0.01
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)		$ 3.7	$ 3.3
Restricted cash	[1]	232.1	364.9
Privately-held Investments	[2]	533.0	307.1
Other investments, at fair value (2)	[3]	221.3	151.3
Accrued expenses | Asset Management Arrangement
Intercompany funds due to affiliates		4.5	3.2
Accrued expenses | Management Consulting Agreement
Intercompany funds due to affiliates		1.3	0.0
Apollo originating partnership | Fair Value, Recurring [Member]
Privately-held Investments		44.8
Other investments, at fair value (2)		12.7
Apollo real estate fund | Fair Value, Recurring [Member]
Other investments, at fair value (2)		25.3
Fixed maturities
Fixed income securities, available for sale amortized cost		4,183.7	4,833.6
Short-term investments
Fixed income securities, trading, amortized cost		$ 6.3	$ 2.0

[1]	Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million, 2020 — $296.0 million) which are held in trusts.
[2]	Privately-held investments includes related party investments totaling $44.8 million.
[3]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.